SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance
Issuances of warrants/conversion option - derivative liabilities	219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment	(160,002)
Change in fair value of warrants/conversion option - derivative liabilities	(33,261)
Balance	$ 25,909